FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value, recurring basis | Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 452,603,299	$ 451,020,841	$ 442,048,296